GENERAL (Details Narrative)	Sep. 30, 2013 Integer	Dec. 31, 2012
General Details Narrative
Number of mortgage pools where the company has excess mortgage servicing rights pools directly or indirectly	12
REIT Distribution Threshold for Nontaxation	90.00%	90.00%
Management fee rate (percent)	1.50%	1.50%